Fees Summary	Jun. 05, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 12,750,000
Previously Paid Amount	1,952.03
Total Fee Amount	1,952.03
Total Offset Amount
Net Fee	$ 0